Investments in Associates - Additional Information (Detail) - USD ($) $ in Millions	Jun. 30, 2020	Jun. 30, 2019
Aggregated individually immaterial associates [member]
Disclosure of associates [line items]
Investments in associates	$ 10	$ 21